Employee benefits (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Defined Benefit Plans
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Benefit obligation s at beginning of year	2,107,986	1,186,896	2,058,893	1,207,815
Current service cost	92,921	46,869	91,079	52,334
Interest cost	10,514	40,335	10,970	49,914
Remeasurements:
Changes in demographic assumptions	2,976	10,997	(7,569)	28,690
Changes in financial assumptions	(15,395)	(11,642)	13,888	14,490
Other	(36,066)	(2,220)	(5,835)	51,296
Past service cost	(1,090)	3,308	1,035	3,159
Plan participants’ contributions	1,014	2,018	1,397	2,093
Benefits paid	(48,897)	(40,200)	(72,441)	(48,478)
Acquisition and other	(55,070)	(28,547)	(2,155)	58,597

Benefit obligations at end of year	2,058,893	1,207,815	2,089,263	1,419,910

Fair value of plan assets:
Plan assets at beginning of year	1,606,630	882,785	1,519,254	868,903
Interest income	8,400	33,929	8,907	48,729
Remeasurement
Actual return on plan assets, excluding interest income	(79,268)	(20,508)	286,089	120,232
Employer contributions	38,303	29,407	37,469	31,227
Plan participants’ contributions	1,014	2,018	1,397	2,093
Benefits paid	(15,010)	(30,661)	(39,471)	(36,217)
Acquisition and other	(40,815)	(28,067)	(7,380)	44,576

Plan assets at end of year	1,519,254	868,903	1,806,265	1,079,543

Effect of the asset ceiling	—	—	—	—

Net defined benefit liability (asset)	539,639	338,912	282,999	340,368

Disclosure of Funded Defined Benefit Obligation and Unfunded Defined Benefit Obligation
The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	Transition date April 1, 2019		March 31,
			2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Funded defined benefit obligation s	1,587,810	953,639	1,555,715	956,503	1,575,647	1,127,974
Plan assets	(1,606,630)	(882,785)	(1,519,254)	(868,903)	(1,806,265)	(1,079,543)

Subtotal	(18,820)	70,854	36,461	87,601	(230,618)	48,432

Unfunded defined benefit obligation s	520,176	233,257	503,179	251,311	513,616	291,936

Total	501,356	304,111	539,639	338,912	282,999	340,368

Disclosure of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised
The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:
	Yen in millions
	Transition date April 1, 2019		March 31,
			2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Retirement benefit liabilities	693,452	309,258	675,366	346,795	680,021	355,075
Other non-current assets (Retirement benefit assets)	(192,096)	(5,147)	(135,727)	(7,883)	(397,023)	(14,707)

Net amount recognized	501,356	304,111	539,639	338,912	282,999	340,368

(3) The major items of actuarial
assumption

Disclosure of Assumptions Used Defined Benefit Provident Fund Plan
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	Transition date April 1, 2019		March 31,
			2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.6%	3.8%	0.6%	3.5%	0.6%	3.3%
(4) Fair value of plan assets

Disclosure of fair value of planned asset
The following table summarizes the fair value of classes of plan assets
.

	Yen in millions
	Transition date April 1, 2019
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not Available
Stocks	531,159	—	531,159	123,875	—	123,875
Government bonds	98,578	—	98,578	141,054	—	141,054
Bonds (other)	—	54,652	54,652	—	164,877	164,877
Commingled funds	—	484,934	484,934	—	298,012	298,012
Insurance contracts	—	226,093	226,093	—	—	—
Other	84,208	127,006	211,214	10,292	144,675	154,967

Total	713,945	892,685	1,606,630	275,221	607,564	882,785

	Yen in millions
	March 31, 2020
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not Available
Stocks	467,885	—	467,885	111,997	—	111,997
Government bonds	86,212	—	86,212	181,702	—	181,702
Bonds (other)	—	75,644	75,644	—	170,650	170,650
Commingled funds	—	420,604	420,604	—	253,189	253,189
Insurance contracts	—	226,043	226,043	—	—	—
Other	89,986	152,881	242,867	10,425	140,939	151,364

Total	644,083	875,171	1,519,254	304,124	564,779	868,903

	Yen in millions
	March 31, 2021
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not Available
Stocks	607,727	—	607,727	194,927	—	194,927
Government bonds	110,699	—	110,699	113,476	—	113,476
Bonds (other)	—	72,496	72,496	—	203,640	203,640
Commingled funds	—	500,243	500,243	—	385,663	385,663
Insurance contracts	—	216,423	216,423	—	—	—
Other	145,801	152,876	298,677	16,182	165,655	181,837

Total	864,227	942,038	1,806,265	324,584	754,958	1,079,543

Disclosure of Sensitivity Analysis For Actuarial Assumptions Benefit Obligations
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	Transition date April 1, 2019		March 31,
			2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	181,320	151,579	177,929	109,224	177,741	99,253
0.5% increase	(158,925)	(154,893)	(155,770)	(91,642)	(154,265)	(179,276)

Disclosure of Payment of Pension Benefit
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2022	77,543	50,206
2023	81,611	52,457
2024	84,235	54,480
2025	81,464	55,532
2026	82,566	57,408
From 2027 to 2031	406,542	312,785

Total	813,960	582,868